Fair Value Disclosure (Tables)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis

Financial assets and liabilities measured at fair value on a recurring basis are summarized below (in millions).

	Fair Value Measurement
	March 28, 2014				December 31, 2013
	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3	Fair Value
Assets:
Derivative assets	$—	$3.0	$—	$3.0	$—	$7.2	$—	$7.2
Equity securities	22.7	—	—	22.7	22.2	—	—	22.2

Total assets	$22.7	$3.0	$—	$25.7	$22.2	$7.2	$—	$29.4

Liabilities:
Derivative liabilities	$—	$16.4	$—	$16.4	$—	$9.3	$—	$9.3

Total liabilities	$—	$16.4	$—	$16.4	$—	$9.3	$—	$9.3

Financial assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurement
	December 31, 2013				December 31, 2012
(in millions)	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3	Fair Value
Assets:
Derivative assets	$—	$7.2	$—	$7.2	$—	$7.1	$—	$7.1
Equity securities	22.2	—	—	22.2	17.7	—	—	17.7

Total Assets	$22.2	$7.2	$—	$29.4	$17.7	$7.1	$—	$24.8

Liabilities:
Derivative liabilities	$—	$9.3	$—	$9.3	$—	$10.1	$—	$10.1

Total liabilities	$—	$9.3	$—	$9.3	$—	$10.1	$—	$10.1